Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets		$ (155,244,350)	$ (19,640,505)
Net impairment	$ (7,653,856)	(151,444,560)	331,314,343	$ (477,944,690)
Arenque gas processor complex		3,799,790	350,954,848
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets		(19,751,882)	(2,768,267)
Net impairment		(15,952,092)	52,498,881
Arenque gas processor complex		3,799,790	55,267,148
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets		(5,691,005)
Arenque gas processor complex			33,165,095
Pemex industrial transformation [member] | Madero refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets		(8,480,880)
Arenque gas processor complex			21,833,892
Pemex industrial transformation [member] | Arenque gas processor complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Arenque gas processor complex		57,039	268,161
Pemex industrial transformation [member] | Cangrejera Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets			(2,590,870)
Arenque gas processor complex		3,565,355
Pemex industrial transformation [member] | Independencia Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets			(112,292)
Arenque gas processor complex		112,292
Pemex industrial transformation [member] | Matapionche Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets			$ (65,105)
Pemex industrial transformation [member] | Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment of assets		(5,579,997)
Pemex industrial transformation [member] | Matapionche Gas Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Arenque gas processor complex		$ 65,104